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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: DEC 31 2010

Check here if Amendment [_]; Amendment Number:
                                              -------------
     This Amendment (Check only one.): [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Heathbridge Capital Management Ltd
Address: 141 Adelaide Street West, Suite 260
         Toronto, Ontario  M5H 3L5

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Richard M. Tattersall
Title: Vice-President
Phone: 416 360-3900

Signature, Place, and Date of Signing:

/s/ Richard M. Tattersall       Toronto, Ontario           January 20, 2011
------------------------   --------------------------   ------------------------
      [Signature]                [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0
Form 13F Information Table Entry Total:       19
Form 13F Information Table Value Total: $213,861 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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
                                                                 Market Value
                                                                   in USD$$              Shares Investment   Other      Voting
Securities                             Title of Class   Cusip   Value (x$1000)   Shares  SH/PH  Discretion Managers Authority Sole
-------------------------------------- -------------- --------- -------------- --------- ------ ---------- -------- --------------
BANK OF MONTREAL COM                   COM            063671101   4,285,185.63    74,700 SH     SOLE       na               74,700
BARRICK GOLD CORP                      COM            067901108   9,575,383.63   180,220 SH     SOLE       na              180,220
CAMECO CORP                            COM            13321L108  16,494,041.92   409,700 SH     SOLE       na              409,700
ENCANA CORP.                           COM            292505104   6,742,115.56   232,231 SH     SOLE       na              232,231
ENERGIZER HOLDINGS INC.                COM            29266R108   1,793,441.86    24,700 SH     SOLE       na               24,700
KRAFT FOODS INC.                       CL A           50075N104  13,291,213.60   423,500 SH     SOLE       na              423,500
LIFE TECHNOLOGIES CORP.                COM            53217V109  11,959,491.17   216,350 SH     SOLE       na              216,350
MAGNA INTERNATIONAL                    COM            559222401  19,900,905.59   384,140 SH     SOLE       na              384,140
MANULIFE FINANCIAL CORP.               COM            56501R106  13,879,176.65   785,400 SH     SOLE       na              785,400
MITSUBISHI UFJ FINANCIAL GROUP INC ADS SPONSORED ADR  606822104   2,401,683.30   446,600 SH     SOLE       na              446,600
SUNCOR ENERGY INC COM                  COM            867224107  13,419,011.98   351,250 SH     SOLE       na              351,250
TELUS CORP - NV                        NON-VTG SHS    87971M202  14,395,084.83   333,500 SH     SOLE       na                   --
TEXAS INSTRUMENTS INC.                 COM            882508104  15,740,038.67   486,250 SH     SOLE       na              486,250
THOMSON REUTERS CORP.                  COM            884903105  15,388,445.11   414,050 SH     SOLE       na              414,050
TIM HORTONS INC.                       COM            88706M103  14,506,002.99   353,650 SH     SOLE       na              353,650
TORONTO DOMINION BANK                  COM NEW        891160509  11,797,598.80   159,208 SH     SOLE       na              159,208
TRANSCANADA CORP.                      COM            89353D107  12,741,246.96   336,055 SH     SOLE       na              336,055
WADDELL & REED FINANCIAL               CL A           930059100     351,491.22    10,000 SH     SOLE       na               10,000
WELLS FARGO CORP                       COM            949746101  15,199,331.59   492,425 SH     SOLE       na              492,425

                                    19                          213,860,891.04 6,113,929

Total                                                               213,861.00
